CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - shares	2 Months Ended	3 Months Ended
	Dec. 31, 2019	Mar. 31, 2020
IPO
Partners' Capital Account, Units, Sale of Units	2,500,000	110,000,000
Private Placement
Partners' Capital Account, Units, Sale of Units		23,000,000